Land use right, net	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Land use Right
10. Land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Land use right	—	101,007	14,691
Less: Accumulated amortization	—	(171)	(25)
Net book value	—	100,836	14,666

In December 2018, the Group obtained the certificate for a land use right and started to amortize over the remaining lease period. Amortization expense for land use right was RMB171 for the year ended December 31, 2018.